DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT	DEBT
The following table presents debt balances at December 31, 2020 and December 31, 2019.

	December 31,
	2020	2019
Convertible promissory note due March 2021	$—	$12,476
Short-term note due May 2021	1,000	—
Short-term note due November 2021	1,000	—
PPP loan	161	—
Total debt	2,161	12,476
Less Short-term debt	2,161	—
Long-term debt	$—	$12,476
Convertible promissory note due March 2021
On March 24, 2016, MedAvail and a significant customer and investor entered into a subordinated secured convertible promissory five-year note agreement for $10.0 million. This note was convertible into common shares at the option holder’s request. Additionally, upon a change of control event as defined in the note agreement or upon an Initial Public Offering, or IPO, as defined under the agreement, the option holder could request conversion of the note into Series D preferred stock at $91.02 per share. Interest of 6% was accumulated and repayable on the maturity date at MedAvail’s option. Unpaid interest was added to the outstanding principal. This note, including accrued interest, was repaid in its entirety on November 17, 2020 with proceeds from the offering.
Note Offering
On May 26, 2020, the Company completed a convertible notes and warrants offering, or 2020 Note and Warrant Purchase Agreement, to certain of its existing investors whereby those investors purchased notes and warrants on a pro rata basis with their existing investments in the Company’s preferred stock. On September 29, 2020, a First Amendment to the 2020 Note and Warrant Purchase Agreement was entered into that extended the maturity date and indicated an aggregate principal amount limit. Cash received for the notes and warrants issued through December 31, 2020, was $12.7 million (including $8.5 million from related parties). The notes accrued interest at a rate of 10%, payable at maturity or upon conversion with a maturity date of June 30, 2021. Financing under this agreement for the three months ended December 31, 2020 totaled $4.5 million. As part of the Merger, principal and interest amounts of $13.1 million were converted to common stock, pursuant to the agreement. See Note 18 for further information.
PPP Loan
On May 14, 2020, the Company entered into two Promissory Notes with HSBC Bank, which provides for a loan in the aggregate amount of $0.3 million, or the PPP Loan, pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act. The PPP Loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Promissory Note contains events of default and other provisions customary for a loan of this type. The Paycheck Protection Program provides that the PPP Loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses, including certain payroll costs, group health care benefits and other permitted expenses as described in the CARES Act. During 2020, MedAvail used the entire PPP Loan amount for qualifying expenses.
MedAvail has applied for forgiveness of the loan in accordance with the terms of the CARES Act. During November 2020, MedAvail received notice from HSBC Bank that $0.2 million of the loan was forgiven. Upon forgiveness of the PPP loan, the PPP loan amount is treated as a government grant.
MYOS Promissory Note
On November 17, 2020, the Company entered into a promissory note with MYOS Corp to borrow $3.0 million. The Company repaid $1 million of the borrowings on the closing date of the Merger. Half of the remaining balance is due on the six month anniversary of the closing date of the Merger, and the remaining half is due on the one year anniversary of the closing date of the Merger. The note does not accrue interest and may be repaid early without penalty. The balance of the note at December 31, 2020 was $2.0 million.